Organization and Business - Variable Interest Entity (Details) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Jul. 01, 2022	Jul. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2022
Variable Interest Entity [Line Items]
Cash and cash equivalents			$ 15,557	$ 58,192
Restricted cash			0	18,609
Accounts receivable, net			21,851	22,761
Inventories			161	2,928
Prepaid expenses and other current assets			2,748	4,217
Intangible assets			31,362	115,313
Other assets			438	6,907
Total assets			339,804	569,307
Accounts payable			17,983	13,604
Accrued expenses			38,763	36,084
Deferred revenue, current			2,738	2,649
Income taxes payable			388	739
Related-party debt			0	657
Debt			145,962	98,417
Other liabilities			662	858
Deferred tax liabilities			1,200	28,281
Accumulated other comprehensive loss			0	(3,802)
Noncontrolling interests			989	15,379
Total liabilities and stockholders' equity			339,804	569,307
Carrying value of Glocal at deconsolidation	$ 58,908		21,200	0
Fair value of Glocal at deconsolidation	21,200				$ 21,200
Loss on deconsolidation of subsidiary	37,708	$ 37,700	$ 37,708	$ 0
VIE
Variable Interest Entity [Line Items]
Cash and cash equivalents	8,743
Restricted cash	508
Accounts receivable, net	5,043
Inventories	276
Prepaid expenses and other current assets	816
Property and equipment, net	27,415
Intangible assets	34,449
Other assets	1,814
Total assets	79,064
Accounts payable	2,430
Accrued expenses	1,189
Deferred revenue, current	588
Income taxes payable	2,512
Related-party debt	71
Debt	551
Other liabilities	144
Deferred tax liabilities	6,045
Accumulated other comprehensive loss	(7,659)
Noncontrolling interests	14,285
Total liabilities and stockholders' equity	$ 20,156